Fair values of financial assets and liabilities - Valuation methodology (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Deposits From Banks
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial liabilities	£ 26,645	£ 23,593
Financial liabilities, fair value	26,647	23,497
Customer deposits
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial liabilities	427,591	396,839
Financial liabilities, fair value	427,805	397,222
Due to fellow Lloyds Banking Group undertakings
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial liabilities	6,502	4,893
Financial liabilities, fair value	6,502	4,893
Financial liabilities at fair value through profit or loss
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial liabilities	9,102	7,702
Financial liabilities, fair value	9,102	7,702
Derivative financial instruments
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial liabilities	9,254	9,831
Financial liabilities, fair value	9,254	9,831
Debt securities in issue
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial liabilities	66,156	76,431
Financial liabilities, fair value	69,869	78,632
Subordinated Liabilities
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial liabilities	12,125	12,586
Financial liabilities, fair value	15,949	14,542
Financial assets at FVPL
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial assets	2,386	2,284
Financial assets, fair value	2,386	2,284
Derivative financial instruments
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial assets	10,790	8,494
Financial assets, fair value	10,790	8,494
Financial asset at amortised cost
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial assets	494,443	486,501
Financial assets, fair value	494,384	487,148
Financial assets at FVOCI
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial assets	26,823	24,617
Financial assets, fair value	26,823	24,617
Loans and Advances to Banks
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial assets	7,070	4,852
Loans and Advances to Banks | Financial asset at amortised cost
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial assets	7,070	4,852
Financial assets, fair value	7,071	4,849
Loans and advances to customers
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial assets	481,235	474,470
Loans and advances to customers | Financial assets at FVPL
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial assets, fair value	1,934	1,782
Loans and advances to customers | Financial asset at amortised cost
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial assets	481,235	474,470
Financial assets, fair value	481,182	475,128
Debt securities | Financial assets at FVPL
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial assets, fair value	246	337
Debt securities | Financial asset at amortised cost
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial assets	5,213	5,325
Financial assets, fair value	5,206	5,317
Debt securities | Financial assets at FVOCI
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial assets, fair value	26,823	24,178
Due from fellow Lloyds Banking Group undertakings | Financial asset at amortised cost
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities
Financial assets	925	1,854
Financial assets, fair value	£ 925	£ 1,854